Intangible assets - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	25 years
Discount rate applied to cash flow projections	10.90%	11.40%
Cash genereating units, Amounts in excess of carrying amount	₨ 7,592	₨ 6,515
Impairment of goodwill
Discount rate used in value in use calculations	10.90%	11.40%
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Fair value of customer contracts for projects under development acquired as part of business combination	₨ 20
Customer-related intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	17 years	18 years
Customer-related intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	23 years	24 years